United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2019

Date of Reporting Period: Quarter ended 02/28/2019

Item 1.	Schedule of Investments

Federated International Bond Strategy Portfolio
Portfolio of Investments
February 28, 2019 (unaudited)
Foreign Currency Par Amount, Shares or Principal Amount		Value in U.S. Dollars
	BONDS—38.2%
	AUSTRALIAN DOLLAR—1.2%
	Sovereign—1.2%
120,000	Australia, Government of, Series 128, 5.750%, 7/15/2022	$96,552
100,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	74,463
75,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	56,134
	TOTAL	227,149
	BRITISH POUND—4.8%
	Sovereign—4.8%
100,000	United Kingdom, Government of, 2.750%, 9/7/2024	144,978
95,000	United Kingdom, Government of, 3.250%, 1/22/2044	161,471
49,500	United Kingdom, Government of, 4.750%, 3/7/2020	68,251
190,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	233,609
180,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	316,635
	TOTAL	924,944
	CANADIAN DOLLAR—0.9%
	Sovereign—0.9%
145,000	Canada, Government of, 1.500%, 6/1/2023	108,772
55,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	56,464
	TOTAL	165,236
	EURO—20.1%
	Sovereign—20.1%
110,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	138,452
130,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	154,058
495,000	France, Government of, 0.500%, 5/25/2025	577,600
220,000	France, Government of, 2.750%, 10/25/2027	300,736
300,000	France, Government of, 4.250%, 10/25/2023	411,478
210,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	391,965
55,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	66,906
125,000	Italy, Government of, 2.500%, 5/1/2019	142,770
150,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	163,486
85,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	113,660
340,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	370,025
45,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	48,159
240,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	278,083
410,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	492,713
25,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	32,088
97,000	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	115,828
90,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	108,934
	TOTAL	3,906,941
	JAPANESE YEN—8.4%
	Sovereign—8.4%
16,400,000	Japan, Government of, Series 313, 1.300%, 3/20/2021	151,507
20,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	197,172
36,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	387,453

Foreign Currency Par Amount, Shares or Principal Amount		Value in U.S. Dollars
	BONDS—continued
	JAPANESE YEN—continued
	Sovereign—continued
55,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	$573,300
28,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	320,486
	TOTAL	1,629,918
	MEXICAN PESO—0.9%
	Telecommunications & Cellular—0.9%
3,600,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.000%, 6/9/2019	184,130
	POLISH ZLOTY—0.9%
	Sovereign—0.9%
700,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	183,170
	U.S. DOLLAR—1.0%
	Finance—1.0%
$200,000	ICBCIL Finance Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.000%, 4/5/2020	198,376
	TOTAL BONDS (IDENTIFIED COST $7,314,027)	7,419,864
	U.S. TREASURY—2.5%
500,000	United States Treasury Note, 2.000%, 2/15/2015 (IDENTIFIED COST $485,020 )	483,898
	PURCHASED PUT OPTION—0.0%
	Foreign Currency—0.0%
400,000	EUR PUT/PLN CALL, Bank of America Merrill Lynch, Notional Amount $400,000, Exercise Price $4.250, Expiration Date 4/16/2019 (IDENTIFIED COST $1,677)	512
	REPURCHASE AGREEMENTS—1.6%
$304,000	Interest in $25,000,000 joint repurchase agreement, 2.610% dated 2/28/2019 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $25,001,813 on 3/1/2019. The security provided as collateral at the end of the period held with BNY Mellon, tri-party agent, was a U.S. Treasury Note with a maturity of 5/31/2020 and the market value of this security was $25,501,892.	304,000
	INVESTMENT COMPANY—57.6%
1,163,438	Emerging Markets Core Fund (IDENTIFIED COST $11,747,495)	11,180,643
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $19,852,219)	19,388,917
	OTHER ASSETS AND LIABILITIES-NET—0.1%[1]	23,633
	TOTAL NET ASSETS—100%	$19,412,550
At February 28, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[2]Euro-Bund Futures, Short Futures	2	EUR 376,064	March 2019	$(5,479)
The average notional value of short futures contracts held by the Fund throughout the period was $373,957. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2019, the Fund had the following outstanding written call option contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Exercise Price	Value in U.S. Dollars
2EUR CALL/PLN PUT	400,000	$400,000	4/16/2019	$4.350	$(1,614)
(PREMIUMS RECEIVED $2,452)					$(1,614)

The average market value of purchased options and written options held by the Fund throughout the period was $616 and $755, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/5/2019	Bank of America	60,100 CAD	$45,664	$12
3/5/2019	Bank of America	581,300 NOK	$68,371	$(420)
5/3/2019	BNP Paribas	1,400,000 BRL	$372,588	$(1,513)
5/6/2019	Bank of America	$165,000	3,197,123 MXN	$944
5/6/2019	Bank of America	$505,747	4,360,299 NOK	$(5,302)
5/6/2019	Barclays	$694,253	5,962,615 NOK	$(4,597)
5/6/2019	BNP Paribas	$150,000	560,579 PLN	$1,530
5/6/2019	BNY Mellon	$450,000	3,875,472 NOK	$(4,225)
5/6/2019	Citibank	480,000 EUR	$552,900	$(3,724)
5/6/2019	Citibank	$560,000	10,967,595 MXN	$(2,788)
5/6/2019	Citibank	$215,000	1,969,212 SEK	$628
5/6/2019	Citibank	$215,000	1,974,060 SEK	$100
5/6/2019	Citibank	$400,000	3,640,199 SEK	$3,721
5/6/2019	Credit Agricole	406,000 AUD	385,704 CAD	$(5,264)
5/6/2019	Credit Agricole	850,000 AUD	$610,661	$(7,061)
5/6/2019	Credit Agricole	170,000 EUR	1,663,920 NOK	$(520)
5/6/2019	Credit Agricole	330,000 EUR	$375,024	$2,535
5/6/2019	Goldman Sachs	200,000 AUD	$142,010	$13
5/6/2019	HSBC	$400,000	7,736,793 MXN	$2,996
5/6/2019	JPMorgan	250,000 AUD	260,552 NZD	$(151)
5/6/2019	JPMorgan	$200,000	262,432 CAD	$255
5/6/2019	JPMorgan	$300,000	83,909,253 HUF	$(3,827)
5/6/2019	JPMorgan	$400,000	3,394,935 NOK	$2,096
5/6/2019	JPMorgan	$450,000	3,876,252 NOK	$(4,317)
5/6/2019	Morgan Stanley	$550,000	4,725,703 NOK	$(3,877)
5/6/2019	State Street	250,000 AUD	260,967 NZD	$(434)
5/7/2019	Bank of America	650,000 GBP	$846,433	$18,802
5/7/2019	Citibank	3,200,000 NOK	41,056,032 JPY	$4,650
5/7/2019	Credit Agricole	11,000,000 MXN	62,501,747 JPY	$460
5/7/2019	HSBC	$150,000	16,360,062 JPY	$2,394
5/7/2019	State Street	120,000 GBP	$157,263	$2,473
7/30/2019	Barclays	50,000 AUD	$36,383	$(832)
7/30/2019	Barclays	55,000 NZD	$38,200	$(635)
7/30/2019	BNP Paribas	700,000 MXN	$35,656	$(192)
7/30/2019	Credit Agricole	50,000 CAD	$38,211	$(82)
7/30/2019	Morgan Stanley	300,000 NOK	$35,869	$(592)
Contracts Sold:
3/5/2019	Bank of America	60,100 CAD	$45,368	$(308)
3/5/2019	Bank of America	581,300 NOK	$68,126	$174
5/3/2019	BNP Paribas	1,400,000 BRL	$380,952	$9,877
5/6/2019	Bank of America	$150,000	574,782 PLN	$2,232
5/6/2019	Barclays	$900,000	7,768,227 NOK	$10,477
5/6/2019	BNP Paribas	330,000 EUR	$373,354	$(4,204)
5/6/2019	BNP Paribas	900,000 NZD	$619,155	$5,411
5/6/2019	BNY Mellon	$300,000	83,260,890 HUF	$1,480
5/6/2019	BNY Mellon	$200,000	1,716,505 NOK	$1,183
5/6/2019	Citibank	500,000 EUR	4,889,158 NOK	$976

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
5/6/2019	Citibank	425,000 EUR	4,163,791 NOK	$1,768
5/6/2019	Citibank	$365,000	7,060,071 MXN	$(2,722)
5/6/2019	Citibank	$1,000,000	8,631,994 NOK	$11,715
5/6/2019	Citibank	$200,000	834,876 RON	$(451)
5/6/2019	Citibank	$430,000	3,957,670 SEK	$839
5/6/2019	Credit Agricole	350,000 EUR	3,424,185 NOK	$891
5/6/2019	Credit Agricole	330,000 EUR	$378,286	$727
5/6/2019	Credit Agricole	$560,000	10,969,651 MXN	$2,894
5/6/2019	HSBC	$1,000,000	3,785,237 PLN	$2,524
5/6/2019	JPMorgan	406,000 AUD	384,572 CAD	$4,402
5/6/2019	JPMorgan	$400,000	3,373,756 NOK	$(4,578)
5/6/2019	JPMorgan	$400,000	3,611,416 SEK	$(6,854)
5/6/2019	Morgan Stanley	$550,000	4,709,966 NOK	$2,033
5/6/2019	State Street	200,000 AUD	$142,254	$230
5/6/2019	State Street	$200,000	263,115 CAD	$265
5/7/2019	Credit Agricole	$225,000	24,662,070 JPY	$(2,491)
5/7/2019	HSBC	650,000 GBP	$847,018	$(18,218)
5/7/2019	JPMorgan	11,000,000 MXN	62,593,494 JPY	$368
5/7/2019	JPMorgan	3,200,000 NOK	41,137,966 JPY	$(3,910)
5/7/2019	State Street	$1,470,000	160,294,195 JPY	$(23,773)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(13,787)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $98,025 and $95,881, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts, and value on Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2019, were as follows:
Emerging Markets Core Fund
Balance of Shares Held 11/30/2018	1,143,080
Purchases/Additions	200,772
Sales/Reductions	(180,414)
Balance of Shares Held 2/28/2019	1,163,438
Value	$11,180,643
Change in Unrealized Appreciation/Depreciation	$429,642
Net Realized Gain/(Loss)	$25,143
Dividend Income	$161,252
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Assets, other than investments in securities, less liabilities.
2	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$7,419,864	$—	$7,419,864
U.S. Treasury	—	483,898	—	483,898
Purchased Put Options	—	512	—	512
Repurchase Agreement	—	304,000	—	304,000
Investment Company[1]	—	—	—	11,180,643
TOTAL SECURITIES	$—	$8,208,274	$—	$19,388,917
Other Financial Instruments:
Assets
Futures Contracts	$—	$—	$—	$—
Written Call Options	—	—	—	—
Foreign Exchange Contracts	—	104,075	—	104,075
Liabilities
Futures Contracts	(5,479)	—	—	(5,479)
Written Call Options	—	(1,614)	—	(1,614)
Foreign Exchange Contracts	—	(117,862)	—	(117,862)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(5,479)	$(15,401)	$—	$(20,880)
1	As permitted by the U.S generally accepted accounting principles (GAAP), Investment Company valued at $11,180,643 is measured at fair value using the net assets value (NAV) per share practical expedient and have not been recognized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund is the next determined NAV after receipt of the shareholder redemption request.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
HUF	—Hungarian Forint
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RON	—Romanian New Leu
SEK	—Swedish Krona

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019